Financial instruments - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 506.7	$ 289.6
Cash and cash equivalents
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	152.5	79.5
Customer accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	303.3	176.6
Due from affiliated companies
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	49.1	30.2
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 1.8	$ 3.3